Segment Information - Composition of Segment Revenues, Detailed by the Main Countries of Operation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenues	€ 39,993	€ 39,277	€ 43,076
Eliminations
Disclosure of geographical areas [line items]
Revenues	(1,982)	(1,864)	(1,556)
Geography Eliminations
Disclosure of geographical areas [line items]
Revenues	1,261	1,195	1,091
Others and elims. | Geography Eliminations
Disclosure of geographical areas [line items]
Revenues	1,261	1,195	1,091
Telefónica Spain
Disclosure of geographical areas [line items]
Revenues	12,224	12,156	12,118
Telefónica Spain | Operating segments
Disclosure of geographical areas [line items]
Revenues	12,497	12,417	12,401
Telefónica Spain | Eliminations
Disclosure of geographical areas [line items]
Revenues	273	261	283
Telefónica Spain | Retailers | Operating segments
Disclosure of geographical areas [line items]
Revenues	9,662	9,699	9,906
Telefónica Spain | Wholesalers, mobile handsets sales and others | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,835	2,718	2,495
Telefónica United Kingdom
Disclosure of geographical areas [line items]
Revenues		2,609	6,666
Telefónica United Kingdom | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	2,628	6,708
Telefónica United Kingdom | Eliminations
Disclosure of geographical areas [line items]
Revenues		19	42
Telefónica United Kingdom | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	96	232
Telefónica United Kingdom | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	2,532	6,476
Telefónica United Kingdom | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Germany
Disclosure of geographical areas [line items]
Revenues	8,195	7,738	7,500
Telefónica Germany | Operating segments
Disclosure of geographical areas [line items]
Revenues	8,224	7,765	7,532
Telefónica Germany | Eliminations
Disclosure of geographical areas [line items]
Revenues	29	27	32
Telefónica Germany | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	806	814	785
Telefónica Germany | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	7,394	6,942	6,730
Telefónica Germany | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	24	9	17
Telefónica Brazil
Disclosure of geographical areas [line items]
Revenues	8,854	6,897	7,406
Telefónica Brazil | Operating segments
Disclosure of geographical areas [line items]
Revenues	8,870	6,910	7,422
Telefónica Brazil | Eliminations
Disclosure of geographical areas [line items]
Revenues	16	13	16
Telefónica Brazil | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,764	2,300	2,531
Telefónica Brazil | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,106	4,610	4,891
Telefónica Brazil | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispam
Disclosure of geographical areas [line items]
Revenues	9,026	8,258	7,786
Telefónica Hispam | Operating segments
Disclosure of geographical areas [line items]
Revenues	9,141	8,362	7,922
Telefónica Hispam | Eliminations
Disclosure of geographical areas [line items]
Revenues	115	104	136
Telefónica Hispam | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	3,138	2,907	2,836
Telefónica Hispam | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,003	5,444	5,070
Telefónica Hispam | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	€ 0	€ 11	€ 16